Borrowings - Principal payments (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Debt Disclosure [Abstract]
June 30, 2022	$ 616,440
June 30, 2023	267,331
June 30, 2024	54,079
June 30, 2025	22,868
June 30, 2026	506,892
June 30, 2027 and thereafter	32,456
Total	$ 1,500,066